Unaudited Condensed Consolidated Statement of Changes in Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Combined capital CNY (¥)	Additional paid-in capital CNY (¥)	Other reserves CNY (¥)	Accumulated losses CNY (¥)	Parent CNY (¥)	Non-controlling interests CNY (¥)
Beginning balance at Dec. 31, 2021	¥ 29,439			¥ 423,329		¥ (393,890)	¥ 29,439
Comprehensive loss
Net loss for the year	(5,401,455)					(5,401,455)	(5,401,455)
Other comprehensive loss	(584)				¥ (584)		(584)
Currency translation differences	(584)				(584)		(584)
Total comprehensive loss for the year	(5,402,039)				(584)	(5,401,455)	(5,402,039)
Transactions with equity holders:
Subdivision of shares			¥ 110,376	(110,376)
Issuance of shares	3,706,076		21,905	3,684,171			3,706,076
Deemed issuance of shares upon the Merger transaction	1,893,744		10,226	1,883,518			1,893,744
Share-based compensation from ESOP	186,260			186,260			186,260
Ending balance at Jun. 30, 2022	413,480		142,507	6,066,902	(584)	(5,795,345)	413,480
Beginning balance at Dec. 31, 2022	438,874		146,730	6,358,600	(35,201)	(6,031,255)	438,874
Comprehensive loss
Net loss for the year	(444,029)	$ (61,236)				(444,320)	(444,320)	¥ 291
Other comprehensive loss	(21,941)	(3,026)			(21,941)		(21,941)
Fair value change on equity investment designated at fair value through other comprehensive loss,net of tax	(21,616)				(21,616)		(21,616)
Currency translation differences	(325)	(45)			(325)		(325)
Total comprehensive loss for the year	(465,970)	(64,262)			(21,941)	(444,320)	(466,261)	291
Transactions with equity holders:
Exercise of option	21		21				21
Issuance of shares	147,464		2,479	144,985			147,464
Share-based compensation from ESOP	243,845			243,845			243,845
Share-based compensation from controlling shareholder ESOP	5,343			5,343			5,343
Non-controlling interests arising from business combination	(608)							(608)
Ending balance at Jun. 30, 2023	¥ 368,969	$ 50,883	¥ 149,230	¥ 6,752,773	¥ (57,142)	¥ (6,475,575)	¥ 369,286	¥ (317)